RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2015
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

9.   RELATED PARTY TRANSACTIONS

In addition to the acting Chief Executive Officer (CEO) and the Chief Technology Officer (CTO) the following related parties are employed at GelTech:

•	The CEO's sister–in-law is our Controller and her compensation is $1,154 per week,

•	The CEO's mother is a receptionist and her compensation is $600 per week.

The Company has employment arrangements with its executive officers which are described in Note 10.

The Company has entered into a series of credit facilities with its largest principal stockholder as more fully described in Note 6.

During the year ended June 30, 2015, the Company issued common stock and warrants to its President and principal shareholder in exchange for cash as more fully described in Note 7.

In November 2014, William Cordani, the father of the Company's CEO, passed away unexpectedly. Prior to his passing, Mr. Cordani and the Company were negotiating a separation payment to Mr. Cordani in connection with his contemplated retirement. The Company's Board of Directors recognized that without Mr. Cordani's contributions and efforts on behalf of the Company and the Company's predecessor (over 20 years), the Company would not have been successful developing its portfolio of products. Subsequent to his passing, the Company and Mr. Cordani's wife agreed to 12 monthly payments of $5,000 in lieu of the contemplated separation payments to Mr. Cordani. These payments began in December 2014.

On January 23, 2015, the Company approved an amendment to the Employment Agreement of Mr. Peter Cordani, the Company's Founder, acting Chief Executive Officer and Chief Technology Officer. In addition to his current salary, Mr. Cordani will receive 5% of the first $2 million of revenue generated by the Company in 2015. The amendment is effective as of January 1, 2015.